STOCKHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
STOCKHOLDERS' EQUITY (Tables) [Line Items]
Schedule of Assumptions Used [Table Text Block]
The following summarizes the Black-Scholes assumptions used for warrants granted for debt:

	Year ended December 31,
	2015	2014
Volatility	125 – 132%	129 – 171%
Risk-free interest rate	0.4 – 0.5%	0.6 – 1.8%
Expected option life (years)	1.5	2.0 – 4.8
Dividend yield	--	--

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following summarizes Employee Awards activity:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	2,509,000	$1.49
Granted	6,440,800	0.76
Forfeited	(263,350)	0.75
Outstanding at September 30, 2016	8,686,450	0.97	2.8	$8,918,000

Exercisable at September 30, 2016		$1.65	2.3	$883,960

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	252,500	$3.62
Granted	55,000	1.01
Outstanding at September 30, 2016	307,500	3.15	1.3	$64,525

Exercisable at September 30, 2016	300,000	$3.22	1.2	$54,700

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	597,200	$1.41
Granted	9,759,000	0.56
Outstanding at September 30, 2016	10,356,200	0.61	3.0	$13,564,795

Exercisable at September 30, 2016	10,356,200	$0.61	3.0	$13,564,795

The following summarizes Employee Awards activity:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	--
Granted	2,662,000	$1.54	3.1
Forfeited	(153,000)	$2.39
Outstanding at December 31, 2015	2,509,000	$1.49	3.1	$--

Exercisable at December 31, 2015	347,500	$2.57	3.5	$--

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	--			$--
Granted	150,000	$4.40	2.0
Outstanding at December 31, 2014	150,000	4.40	0.9	--
Granted	127,500	2.40	2.2
Forfeited	(25,000)	2.10
Outstanding at December 31, 2015	252,500	3.62	1.4	--

Exercisable at December 31, 2015	175,000	$4.07	1.2	--

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	10,600	$5.00	4.8	$4,982
Granted	632,100	4.43	2.1	--
Outstanding at December 31, 2014	642.700	4.44	1.9	--
Granted	554,500	1.13	1.7	--
Cancelled	(600,000)	4.40		--
Outstanding at December 31, 2015	597,200	1.41	1.0	--

Exercisable at December 31, 2015	597,200	$1.41	1.0	--

Share-based expense [Table Text Block]
Share-based expense consisted of the following:

	Three months ended September 30,		Nine months ended September 30,
	2016	2015	2016	2015
Employee Awards	$740,844	$695,788	$1,574,906	$1,319,355
Consulting Awards	103,869	24,196	151,385	41,650
Feinsod Agreement	27,504	143,725	192,800	3,606,794
DB Option Agreement	--	--	55,100	--
	$872,217	$863,709	$1,974,191	$4,967,799

Employee Awards [Member]
STOCKHOLDERS' EQUITY (Tables) [Line Items]
Schedule of Assumptions Used [Table Text Block]
The following summarizes the Black-Scholes assumptions used for Employee Awards granted during the nine months ended September 30, 2016:

Exercise price	$ 0.61 -- 1.01
Stock price on date of grant	$ 0.63 -- 1.01
Volatility	146 -- 153%
Risk-free interest rate	0.71 – 0.90%
Expected life (years)	3.0
Dividend yield	--

The following summarizes the Black-Scholes assumptions used for Employee Awards granted during the year ended December 31, 2015:

Exercise price	$0.60 – 3.75
Stock price on date of grant	$0.55 -- 3.75
Volatility	151 – 169%
Risk-free interest rate	0.9 – 2.5%
Expected life (years)	3.0 – 10.0
Dividend yield	--

Consulting Awards [Member]
STOCKHOLDERS' EQUITY (Tables) [Line Items]
Schedule of Assumptions Used [Table Text Block]
The following summarizes the Black-Scholes assumptions used for Consulting Awards granted during the nine months ended September 30, 2016:

Exercise price	$ 0.60 -- 1.20
Stock price on valuation date	$ 1.91
Volatility	146 -- 150%
Risk-free interest rate	0.77 – 1.14%
Expected life (years)	2.2 – 4.8
Dividend yield	--

The following summarizes the Black-Scholes assumptions used for Consulting Awards granted:

	Year ended December 31,
	2015	2014
Exercise price	$0.60 – 3.75	$4.40
Stock price, date of valuation	$0.52 – 0.89	$1.20
Volatility	150 – 157%	134%
Risk-free interest rate	1.1 – 1.3%	0.6%
Expected life (years)	2.0 – 3.0	2.0
Dividend yield	--	--

Iron Protection Group [Member]
STOCKHOLDERS' EQUITY (Tables) [Line Items]
Schedule of Assumptions Used [Table Text Block]	The following summarizes the Black-Scholes assumptions used for IPG Warrants:

Volatility	134%
Risk-free interest rate	1.0%
Expected life (years)	3.0
Dividend yield	--

DB Option Agreement [Member]
STOCKHOLDERS' EQUITY (Tables) [Line Items]
Schedule of Assumptions Used [Table Text Block]
The following summarizes the Black-Scholes assumptions used to estimate the fair value of the DB Option Agreement warrants:

Stock price on date of grant	$ 0.61
Volatility	150%
Risk-free interest rate	1.2%
Expected life (years)	5.0
Dividend yield	--